STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net Assets Available for Benefits, Beginning of Year	$ 120,422,135
Investment Income/(Loss):
Net Appreciation in Fair Value of Investments	16,535,628
Interest and Dividends	1,607,174
Net Changes in Investments	18,142,802
Contributions:
Employer	1,848,862
Employee	4,568,068
Rollover	531,018
Total Contributions	6,947,948
Interest from Notes Receivable from Participants	100,043
Total Additions	25,190,793
Deductions:
Benefits Paid	(18,828,706)
Administrative Expenses	(203,100)
Total Deductions	(19,031,806)
Net Increase in Net Assets Available for Benefits	6,158,987
Net Assets Available for Benefits, End of Year	$ 126,581,122